First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.3%
5,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$5,500,000
	(Cost $5,500,000)
Total Investments – 0.3%	5,500,000
(Cost $5,500,000) (b)
Net Other Assets and Liabilities – 99.7%	1,883,645,476
Net Assets – 100.0%	$1,889,145,476
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2021:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	361	$28,269,910	Oct–21	$3,947,250
Brent Crude Oil Futures	337	26,127,610	Nov–21	1,844,310
Brent Crude Oil Futures	342	26,251,920	Dec–21	1,480,826
Cattle Feeder Futures	145	11,085,250	Nov–21	(260,048)
Cocoa Futures	1,049	27,819,480	Dec–21	1,367,173
Coffee “C” Futures	750	54,562,500	Dec–21	8,411,335
Copper Futures	1,021	104,371,725	Dec–21	(5,209,795)
Corn Futures	2,431	65,241,963	Dec–21	(1,844,618)
Cotton No. 2 Futures	1,983	104,900,700	Dec–21	15,220,714
Gasoline RBOB Futures	494	45,521,112	Oct–21	2,573,135
Gasoline RBOB Futures	435	39,391,947	Nov–21	2,998,336
Gasoline RBOB Futures	352	31,612,627	Dec–21	1,308,096
Gold 100 Oz. Futures	702	123,341,400	Dec–21	(3,737,288)
Kansas City Hard Red Winter Wheat Futures	530	19,391,375	Dec–21	2,305,997
Lean Hogs Futures	1,362	46,525,920	Dec–21	6,264,347
Live Cattle Futures	710	35,705,900	Dec–21	(818,126)
LME Aluminum Futures	1,503	107,361,169	Dec–21	9,521,869
LME Lead Futures	1,633	85,569,200	Dec–21	(7,553,225)
LME Nickel Futures	581	62,526,639	Dec–21	(3,535,130)
LME Zinc Futures	539	40,249,825	Dec–21	177,506
Low Sulphur Gasoil “G” Futures	830	55,693,000	Dec–21	7,140,426
Low Sulphur Gasoil “G” Futures	304	20,269,200	Jan–22	825,661
Natural Gas Futures	1,069	64,920,370	Dec–21	22,521,381
Natural Gas Futures	1,080	64,270,800	Jan–22	22,153,732
NY Harbor ULSD Futures	295	28,974,015	Oct–21	3,147,035
NY Harbor ULSD Futures	318	31,144,856	Nov–21	3,638,577
NY Harbor ULSD Futures	64	6,241,536	Dec–21	407,280
Platinum Futures	730	35,127,600	Jan–22	1,002,849
Silver Futures	771	84,991,185	Dec–21	(15,025,200)
Soybean Futures	1,127	70,775,600	Nov–21	(6,595,900)
Soybean Meal Futures	1,461	48,023,070	Dec–21	(3,831,694)
Soybean Oil Futures	2,805	98,775,270	Dec–21	(671,249)
Soybean Oil Futures	122	4,285,860	Jan–22	(272,011)
Sugar #11 (World) Futures	3,924	89,391,859	Feb–22	2,429,139
Wheat Futures	499	18,101,225	Dec–21	1,975,887
WTI Crude Futures	209	15,612,300	Nov–21	2,444,047
WTI Crude Futures	334	24,779,460	Dec–21	1,716,927
	Total	$1,847,205,378		$77,469,551

(a)	Rate shown reflects yield as of September 30, 2021.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $126,823,835 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,354,284. The net unrealized appreciation was $77,469,551. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 5,500,000	$ 5,500,000	$ —	$ —
Futures Contracts	126,823,835	126,823,835	—	—
Total	$ 132,323,835	$ 132,323,835	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (49,354,284)	$ (49,354,284)	$ —	$ —